Trade Receivables and Trade Payables - Schedule of Trade Payables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2025 MYR (RM)
Trade payables
Trade payables	$ 7,535,032	RM 30,724,094	RM 15,213,238
Project retention payables	861,361	3,512,200	3,102,022
Total trade payables	8,396,393	34,236,294	RM 18,315,260
Decrease Increase in Total Trade Payables	$ 3,904,607	RM 15,921,034		RM (9,081,554)